COMMITMENTS AND CONTINGENCIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Operating lease rent expense	$ 63,992	$ 73,415	$ 205,962	$ 219,230	$ 294,646	$ 286,539
Offices And Manufacturing Facility [Member]
Offices and manufacturing facility area | ft²	25,000		25,000		25,000
Operating lease rent expense					$ 19,997
Office And Warehouse Space [Member]
Offices and manufacturing facility area | ft²	2,227		2,227		6,547
Operating lease rent expense					$ 4,763
Research And Development Space [Member]
Offices and manufacturing facility area | ft²					1,350
Operating lease rent expense					$ 1,000